Leases - Future Minimum Payments Under Non Cancellable Operating Leases (Details) $ in Millions	Dec. 31, 2022 USD ($)
Leases [Abstract]
2023	$ 23
2024	24
2025	24
2026	21
2027	18
Thereafter	74
Total lease payments	184
Less: imputed interest	(48)
Total operating lease liabilities	$ 136